Supply Chain Financing (Details) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Supply Chain Financing [Abstract]
Supply chain financing liability	$ 12,659,000		$ 26,962,000	$ 29,930,000
Supply Chain Financing Mark Up	203,000	131,000	621,000	1,002,000	1,524,000
Maximum amount owing to financing party	49,300,000		49,300,000
Purchases of inventory			189,500,000	169,100,000
Mark-Up as interest expenses			$ 600,000	$ 1,000,000